EARNINGS PER SHARE - the computation of basic and diluted loss per common share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EARNINGS PER SHARE
Net Income	$ 6,944,691	$ 11,174,576	$ 9,192,910
Weighted average number of ordinary share outstanding (after stock split and share reorganization)
Basic and Diluted	20,400,000	20,254,247	20,000,000
Earnings per share
Basic and Diluted	$ 0.34	$ 0.55	$ 0.46
Dividend distributed per common share
Basic and Diluted			$ 0.36
Dilutive stocks	$ 0	$ 0	$ 0